Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following tables and related disclosures provide information for fiscal years 2022, 2023, and 2024 about (i) the “total compensation” of our principal executive officer (“PEO”), and our other Named Executive Officers (the “Non-PEO Named Executive Officers”) as presented in the Summary Compensation Table above, (ii) the “compensation actually paid” or “CAP” to our PEO and our Non-PEO Named Executive Officers, as calculated pursuant to the SEC’s pay-versus-performance rules, (iii) certain financial performance measures, and (iv) the relationship of the “compensation actually paid” to those financial performance measures.
This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act, and does not necessarily reflect value actually realized by the executives or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance.
Fiscal Year	Summary Compensation Table total for PEO (1)	Compensation Actually paid to PEO (1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation actually paid to Non- PEO NEOs (2)(3)	Value of initial fixed $100 investment based on Total Shareholder Return (4)
2024	$3,542,059	$3,858,072	$1,825,849	$2,064,289	$190.68
2023	$2,764,157	$2,669,699	$2,227,744	$1,561,830	$153.98
2022	$1,957,418	$3,524,046	$1,494,459	$2,413,496	$160.15
(1)	The PEO is Bobby Riley, the Company's Chief Executive Officer.
(2)

Non-PEO Named Executive Officers for fiscal year 2024 consisted of Philip Riley and Corey Riley, Non-PEO Named Executive Officers for fiscal year 2023 consisted of Kevin Riley and Philip Riley. Non-PEO Named Executive Officers for 2022 consisted of Kevin Riley, Philip Riley and Corey Riley.

(3)

The amounts shown in the Compensation Actually Paid columns have been calculated in accordance with Item 402(v) of Regulation S-K under the Exchange Act, and do not reflect compensation actually realized or received by the PEOs or the Non-PEO Named Executive Officers, but rather reflect the inclusions or exclusions from the amounts shown in the Summary Compensation Table reflected below:

	PEO			Average of the Non-PEO NEOs
	2024	2023	2022	2024	2023	2022

Summary Compensation Table Total	$3,542,059	$2,764,157	$1,957,418	$1,825,849	$2,227,744	$1,494,459
Deduction for Amounts Reported under the Stock Awards Column in the SCT	$(812,858)	$(1,577,173)	$(1,058,848)	$(515,816)	$(1,316,767)	$(738,662)
Deduction for Amounts Reported under the Option Awards Column in the SCT	$-	$-	$-	$-	$-	$-
Increase for Fair Value of Awards Granted during year that Remain Unvested at Period End	$877,162	$1,478,397	$1,911,773	$556,621	$961,899	$1,333,670
Increase for Fair Value of Awards Granted during year that Vest during period	$-	$-	$-	$-	$-	$-
Increase/deduction for changes in fair value from prior year-end to current year-end of awards grants prior to year that were outstanding and unvested as of year-end	$270,668	$(122,804)	$546,890	$212,021	$(85,569)	$269,802
Increase/deduction for changes in fair value from prior year-end to vesting date of awards grants prior to year that vested during year	$(18,959)	$127,122	$166,813	$(14,386)	$68,823	$54,227
Deduction of Fair Value of Awards Granted prior to year that were forfeited during year	$-	$-	$-	$-	$(294,300)	$-
Increase based upon incremental fair value of awards modified during year	$-	$-	$-	$-	$-	$-
increase based on dividends or other earnings paid during year prior to vesting date of award	$-	$-	$-	$-	$-	$-
Compensation Actually Paid	$3,858,072	$2,669,699	$3,524,046	$2,064,289	$1,561,830	$2,413,496
(4)

Total Shareholder Return illustrates the value, as of the last day of each period indicated of a $100 investment in the common stock of the Company as of December 31, 2021, assuming reinvestment of all dividends.

Named Executive Officers, Footnote
(1)	The PEO is Bobby Riley, the Company's Chief Executive Officer.
(2)

Non-PEO Named Executive Officers for fiscal year 2024 consisted of Philip Riley and Corey Riley, Non-PEO Named Executive Officers for fiscal year 2023 consisted of Kevin Riley and Philip Riley. Non-PEO Named Executive Officers for 2022 consisted of Kevin Riley, Philip Riley and Corey Riley.

PEO Total Compensation Amount	$ 3,542,059	$ 2,764,157	$ 1,957,418
PEO Actually Paid Compensation Amount	$ 3,858,072	2,669,699	3,524,046
Adjustment To PEO Compensation, Footnote
(3)

The amounts shown in the Compensation Actually Paid columns have been calculated in accordance with Item 402(v) of Regulation S-K under the Exchange Act, and do not reflect compensation actually realized or received by the PEOs or the Non-PEO Named Executive Officers, but rather reflect the inclusions or exclusions from the amounts shown in the Summary Compensation Table reflected below:

	PEO			Average of the Non-PEO NEOs
	2024	2023	2022	2024	2023	2022

Summary Compensation Table Total	$3,542,059	$2,764,157	$1,957,418	$1,825,849	$2,227,744	$1,494,459
Deduction for Amounts Reported under the Stock Awards Column in the SCT	$(812,858)	$(1,577,173)	$(1,058,848)	$(515,816)	$(1,316,767)	$(738,662)
Deduction for Amounts Reported under the Option Awards Column in the SCT	$-	$-	$-	$-	$-	$-
Increase for Fair Value of Awards Granted during year that Remain Unvested at Period End	$877,162	$1,478,397	$1,911,773	$556,621	$961,899	$1,333,670
Increase for Fair Value of Awards Granted during year that Vest during period	$-	$-	$-	$-	$-	$-
Increase/deduction for changes in fair value from prior year-end to current year-end of awards grants prior to year that were outstanding and unvested as of year-end	$270,668	$(122,804)	$546,890	$212,021	$(85,569)	$269,802
Increase/deduction for changes in fair value from prior year-end to vesting date of awards grants prior to year that vested during year	$(18,959)	$127,122	$166,813	$(14,386)	$68,823	$54,227
Deduction of Fair Value of Awards Granted prior to year that were forfeited during year	$-	$-	$-	$-	$(294,300)	$-
Increase based upon incremental fair value of awards modified during year	$-	$-	$-	$-	$-	$-
increase based on dividends or other earnings paid during year prior to vesting date of award	$-	$-	$-	$-	$-	$-
Compensation Actually Paid	$3,858,072	$2,669,699	$3,524,046	$2,064,289	$1,561,830	$2,413,496

Non-PEO NEO Average Total Compensation Amount	$ 1,825,849	2,227,744	1,494,459
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,064,289	1,561,830	2,413,496
Adjustment to Non-PEO NEO Compensation Footnote
(3)

The amounts shown in the Compensation Actually Paid columns have been calculated in accordance with Item 402(v) of Regulation S-K under the Exchange Act, and do not reflect compensation actually realized or received by the PEOs or the Non-PEO Named Executive Officers, but rather reflect the inclusions or exclusions from the amounts shown in the Summary Compensation Table reflected below:

	PEO			Average of the Non-PEO NEOs
	2024	2023	2022	2024	2023	2022

Summary Compensation Table Total	$3,542,059	$2,764,157	$1,957,418	$1,825,849	$2,227,744	$1,494,459
Deduction for Amounts Reported under the Stock Awards Column in the SCT	$(812,858)	$(1,577,173)	$(1,058,848)	$(515,816)	$(1,316,767)	$(738,662)
Deduction for Amounts Reported under the Option Awards Column in the SCT	$-	$-	$-	$-	$-	$-
Increase for Fair Value of Awards Granted during year that Remain Unvested at Period End	$877,162	$1,478,397	$1,911,773	$556,621	$961,899	$1,333,670
Increase for Fair Value of Awards Granted during year that Vest during period	$-	$-	$-	$-	$-	$-
Increase/deduction for changes in fair value from prior year-end to current year-end of awards grants prior to year that were outstanding and unvested as of year-end	$270,668	$(122,804)	$546,890	$212,021	$(85,569)	$269,802
Increase/deduction for changes in fair value from prior year-end to vesting date of awards grants prior to year that vested during year	$(18,959)	$127,122	$166,813	$(14,386)	$68,823	$54,227
Deduction of Fair Value of Awards Granted prior to year that were forfeited during year	$-	$-	$-	$-	$(294,300)	$-
Increase based upon incremental fair value of awards modified during year	$-	$-	$-	$-	$-	$-
increase based on dividends or other earnings paid during year prior to vesting date of award	$-	$-	$-	$-	$-	$-
Compensation Actually Paid	$3,858,072	$2,669,699	$3,524,046	$2,064,289	$1,561,830	$2,413,496

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CAP and Total Shareholder Return
Total Shareholder Return nearly doubled from the beginning of the measurement period through year-end of 2024. The CAP for the PEO and for the average of the Non-PEO Named Executive Officers fluctuated from 2022 through 2024, with the 2023 CAP lower than both the 2024 CAP and 2022 CAP.

Compensation Actually Paid vs. Net Income
Relationship Between CAP and Net Income
Net income for the Company decreased from 2022 through 2024. Over the same period, the CAP for the PEO and for the average of the Non-PEO Named Executive Officers fluctuated from 2022 through 2024, with the 2023 CAP lower than both the 2024 CAP and 2022 CAP. While CAP fluctuated in line with stock price performance, net income declined significantly in 2024, primarily due to non-cash impairment charges. Excluding the impairments, net income would have exceeded levels reported in prior years. In addition to Net Income, the Committee considers a mix of performance measures throughout its annual and long-term incentive programs to align executive pay with Company performance.

Total Shareholder Return Amount	$ 190.68	$ 153.98	$ 160.15
PEO Name	Bobby Riley	Bobby Riley	Bobby Riley
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 877,162	$ 1,478,397	$ 1,911,773
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	270,668	(122,804)	546,890
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,959)	127,122	166,813
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(812,858)	(1,577,173)	(1,058,848)
PEO | Amounts Reported under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	556,621	961,899	1,333,670
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	212,021	(85,569)	269,802
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,386)	68,823	54,227
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(294,300)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Amounts Reported under the Stock Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(515,816)	(1,316,767)	(738,662)
Non-PEO NEO | Amounts Reported under the Option Awards Column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Incremental Fair Value of Awards Modified During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0